Condensed Consolidated Interim Statements of Operations and Other Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Expenses
Research and development	$ 2,771	$ 2,535	$ 10,636	$ 5,976
General and administrative expenses	1,254	2,224	4,316	6,523
Loss from operations	(4,025)	(4,759)	(14,952)	(12,499)
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone	5,200	(498)	3,976	(428)
Loss on Registered Direct Offering	(2,432)		(2,432)
Offering costs	(662)		(662)
Change in fair value of warrant liability	989	8	989	33
Impairment loss - iOx IPR&D	(46,922)		(46,922)
Impairment loss - Stimunity	(557)		(557)
Commitment fee under Committed Purchase Agreement	(389)		(389)
Share of loss in associate accounted for using equity method	(136)	(152)	(226)	(268)
Depreciation expense	(15)	(1)	(41)	(1)
Foreign exchange transaction gain (loss)	8	50	9	(60)
Interest income	75	50	214	115
Interest expense	(9)		(25)	(9)
Loss before benefit (expense) for income taxes	(48,875)	(5,302)	(61,018)	(13,117)
Income tax benefit (expense)	9,497	(2,199)	10,549	2,906
Net loss	(39,378)	(7,501)	(50,469)	(10,211)
Other comprehensive income (loss)
Net unrealized gain (loss) on investments	2,975	(4,017)	3,444	(4,017)
Total comprehensive loss for period	(36,403)	(11,518)	(47,025)	(14,228)
Net loss attributable to:
Owners of the Company	(39,373)	(7,485)	(50,450)	(10,163)
Non-controlling interest	(5)	(16)	(19)	(48)
Net loss	(39,378)	(7,501)	(50,469)	(10,211)
Comprehensive loss attributable to:
Owners of the Company	(36,398)	(11,502)	(47,006)	(14,180)
Non-controlling interest	(5)	(16)	(19)	(48)
Total comprehensive loss for period	$ (36,403)	$ (11,518)	$ (47,025)	$ (14,228)